Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000247858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
C000247859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Without Sales Load [Member] | C000247858
Average Annual Return [Line Items]
Average Annual Return, Percent	21.38%	21.03%
Without Sales Load [Member] | C000247859
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	13.74%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent	28.47%	29.70%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent	28.47%	29.70%
CSI Overseas China Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Average Annual Return, Percent	36.11%	39.18%
CSI Overseas China Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Average Annual Return, Percent	36.11%	39.18%